October 14, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street N.E.
Washington, D.C. 20549

RE:               RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

On behalf of RiverNorth Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the RiverNorth Core Opportunities Fund (the “Fund”).  The purpose of the filing is to register a new series of the Trust, the RiverNorth/DoubleLine Strategic Income Fund.

If you have any questions concerning this filing please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

s/THOMPSON HINE LLP

THOMPSON HINE LLP